Restricted Deposits (Tables)	6 Months Ended
Jun. 30, 2025
Restricted Deposits [Abstract]
Schedule of Restricted Deposits
	June 30, 2025	December 31, 2024
Time deposits:
- Current	$16,019,748	$15,773,099
	$16,019,748	$15,773,099